John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 7/31/2020

Consolidated Fund’s investments
As of 7-31-20 (unaudited)
	Par value^	Value
Short-term investments 41.8%		$101,000,000
(Cost $101,000,000)
Repurchase agreement 41.8%		101,000,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 7-31-20 at (0.010%) to be repurchased at $100,999,916 on 8-3-20, collateralized by $250,900 U.S. Treasury Bills, 0.000% due 11-19-20 (valued at $250,821), $58,345,300 U.S. Treasury Bonds, 4.625% due 2-15-40 (valued at $98,096,250), $4,420,100 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $4,640,403) and $36,126 U.S. Treasury STRIPS, 0.000% due 8-15-20 to 11-15-32 (valued at $32,622)	101,000,000	101,000,000

Total investments (Cost $101,000,000) 41.8%	$101,000,000
Other assets and liabilities, net 58.2%	140,592,025
Total net assets 100.0%	$241,592,025

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	55	Long	Sep 2020	$7,635,646	$7,702,578	$66,932
2-Year U.S. Treasury Note Futures	6	Long	Oct 2020	1,325,841	1,325,906	65
30-Year U.S. Treasury Bond Futures	174	Long	Sep 2020	31,097,246	31,706,063	608,817
5-Year U.S. Treasury Note Futures	421	Long	Oct 2020	52,920,272	53,092,047	171,775
90-Day Eurodollar Futures	1,072	Long	Dec 2021	267,377,950	267,571,200	193,250
90-Day Pound Sterling Futures	803	Long	Dec 2021	131,319,102	131,410,917	91,815
Australian 10-Year Bond Futures	268	Long	Sep 2020	28,361,484	28,546,643	185,159
Brent Crude Futures	157	Long	Aug 2020	6,818,975	6,849,910	30,935
CAC40 Index Futures	120	Long	Aug 2020	7,235,629	6,770,876	(464,753)
Canadian 10-Year Bond Futures	342	Long	Sep 2020	39,354,480	39,486,580	132,100
Dow Jones Industrial Average Index E-Mini Futures	67	Long	Sep 2020	8,559,083	8,819,210	260,127
Electrolytic Copper Futures	37	Long	Sep 2020	5,382,569	5,934,106	551,537
Electrolytic Copper Futures	14	Long	Dec 2020	2,256,417	2,243,763	(12,654)
Euro STOXX 50 Index Futures	276	Long	Sep 2020	10,796,509	10,299,648	(496,861)
Euro-Bund Futures	141	Long	Sep 2020	29,069,938	29,459,638	389,700
Euro-EURIBOR Interest Rate Futures	535	Long	Dec 2021	158,293,548	158,339,027	45,479
Gas Oil Futures	103	Long	Sep 2020	3,791,477	3,798,125	6,648
German Stock Index Futures	2	Long	Sep 2020	729,509	725,531	(3,978)
Gold 100 Oz Futures	106	Long	Dec 2020	20,833,404	21,113,080	279,676
Long Gilt Futures	268	Long	Sep 2020	48,032,289	48,538,472	506,183
NASDAQ 100 Index E-Mini Futures	58	Long	Sep 2020	11,262,341	12,641,390	1,379,049
Nikkei 225 Index Futures	6	Long	Sep 2020	1,297,268	1,241,321	(55,947)
Russell 2000 Index Mini Futures	108	Long	Sep 2020	7,546,093	7,984,440	438,347
S&P 500 E-Mini Index Futures	90	Long	Sep 2020	13,767,170	14,692,500	925,330
Silver Futures	80	Long	Sep 2020	7,280,110	9,794,000	2,513,890
Wheat Futures	40	Long	Dec 2020	1,076,613	1,077,500	887
10-Year Japan Government Bond Futures	39	Short	Sep 2020	(56,021,611)	(56,096,925)	(75,314)
Cocoa Futures	34	Short	Sep 2020	(696,009)	(722,334)	(26,325)
Coffee 'C' Futures	42	Short	Sep 2020	(1,636,570)	(1,867,950)	(231,380)
Corn Futures	196	Short	Dec 2020	(3,338,444)	(3,194,800)	143,644
Cotton No. 2 Futures	37	Short	Dec 2020	(1,093,352)	(1,160,505)	(67,153)
Euro-BOBL Futures	31	Short	Sep 2020	(4,941,454)	(4,935,578)	5,876
Euro-Schatz Futures	366	Short	Sep 2020	(48,324,400)	(48,351,336)	(26,936)
FTSE 100 Index Futures	143	Short	Sep 2020	(11,616,396)	(10,979,481)	636,915
Gasoline RBOB Futures	21	Short	Sep 2020	(1,092,942)	(1,035,733)	57,209
Hang Seng Index Futures	42	Short	Aug 2020	(6,689,633)	(6,644,195)	45,438
Hard Red Winter Wheat Futures	77	Short	Sep 2020	(1,707,931)	(1,701,700)	6,231
Natural Gas Futures	116	Short	Aug 2020	(2,074,464)	(2,090,320)	(15,856)
NY Harbor ULSD Futures	6	Short	Sep 2020	(307,652)	(309,935)	(2,283)
Primary Aluminum Futures	50	Short	Sep 2020	(1,925,420)	(2,120,938)	(195,518)
Primary Aluminum Futures	13	Short	Dec 2020	(560,092)	(558,464)	1,628
SGX Japanese Government Bond Futures	12	Short	Sep 2020	(1,726,667)	(1,725,946)	721
Soybean Futures	100	Short	Nov 2020	(4,380,768)	(4,462,500)	(81,732)
Soybean Meal Futures	48	Short	Dec 2020	(1,416,644)	(1,425,600)	(8,956)
Soybean Oil Futures	42	Short	Dec 2020	(726,310)	(774,900)	(48,590)
Sugar No. 11 (World) Futures	100	Short	Oct 2020	(1,321,767)	(1,414,560)	(92,793)
Tokyo Price Index Futures	13	Short	Sep 2020	(1,927,281)	(1,848,897)	78,384
U.S. Dollar Index Futures	79	Short	Sep 2020	(7,410,328)	(7,373,465)	36,863
WTI Crude Futures	47	Short	Aug 2020	(1,939,471)	(1,899,740)	39,731
Zinc Futures	29	Short	Sep 2020	(1,455,850)	(1,678,375)	(222,525)
Zinc Futures	8	Short	Dec 2020	(452,673)	(464,800)	(12,127)
						$7,688,660
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FUTURES (continued)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	50,426,000	USD	35,120,728	BOA	9/18/2020	$912,514	—
CAD	16,680,000	USD	12,431,598	BOA	9/18/2020	22,623	—
CHF	25,449,000	USD	27,035,527	BOA	9/18/2020	829,365	—
EUR	62,577,000	USD	71,739,100	BOA	9/18/2020	2,046,274	—
GBP	3,700,000	USD	4,642,430	BOA	9/18/2020	202,087	—
JPY	11,107,795,000	USD	104,445,934	BOA	9/18/2020	546,433	—
MXN	203,560,000	USD	9,137,151	BOA	9/18/2020	—	$(44,745)
NZD	20,091,000	USD	13,020,288	BOA	9/18/2020	304,688	—
USD	22,464,374	AUD	31,808,000	BOA	9/18/2020	—	(264,880)
USD	31,428,241	CAD	42,519,000	BOA	9/18/2020	—	(318,822)
USD	363,687	CHF	345,000	BOA	9/18/2020	—	(14,064)
USD	49,685,206	EUR	43,922,000	BOA	9/18/2020	—	(2,103,810)
USD	35,769,309	GBP	28,423,000	BOA	9/18/2020	—	(1,445,749)
USD	62,084,523	JPY	6,651,250,000	BOA	9/18/2020	—	(783,984)
USD	119,652	MXN	2,731,000	BOA	9/18/2020	—	(2,334)
USD	5,835	NZD	9,000	BOA	9/18/2020	—	(134)
						$4,863,984	$(4,978,522)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Notes to Consolidated Fund's investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund's investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of July 31, 2020, the net assets of the subsidiary were $24,927,913 representing 10.3% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$101,000,000	—	$101,000,000	—
Total investments in securities	$101,000,000	—	$101,000,000	—
Derivatives:
Assets
Futures	$9,830,341	$9,784,903	$45,438	—
Forward foreign currency contracts	4,863,984	—	4,863,984	—
Liabilities
Futures	(2,141,681)	(2,141,681)	—	—
Forward foreign currency contracts	(4,978,522)	—	(4,978,522)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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